COST OF SALES	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
COST OF SALES
COST OF SALES

	Years ended December 31,
	2018	2017
Operating costs[1]	$662.2	$632.3
Royalties	46.5	44.3
Depreciation expense[2]	265.4	265.4
	$974.1	$942.0

1	Operating costs include mine production, transport and smelter costs, and site administrative expenses.

2	Depreciation expense excludes depreciation related to Corporate assets, which is included in General and administrative expenses.